Income Taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 133,792	$ 203,395
Net operating loss carry forward subject to expiration	$ 94,607
Income tax expiring year	2037	2037